Operating Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Operating Leases	Operating Leases
Lease costs recorded under operating leases as of December 31, 2022 and 2021 were as follows:

	Year ended
	December 31, 2022	December 31, 2021
	(in thousands)

Operating lease costs	$53,880	$51,200
Income from sub-leases	(1,165)	(1,338)
Net operating lease costs	$52,715	$49,862
Of the total cost of $52.7 million incurred in the year ended December 31, 2022, $48.3 million is recorded within selling, general and administration costs and $4.4 million is recorded within direct costs. Of the total cost of $49.9 million incurred in the year ended December 31, 2021, $47.5 million is recorded within selling, general and administration costs and $2.4 million is recorded within direct costs.
Right-of-use assets obtained, in exchange for lease obligations, net of early termination options now reasonably certain to be exercised, during the years ended December 31, 2022 and December 31, 2021 totaled $28.7 million and $10.2 million, respectively.
During the years ended December 31, 2022 and December 31, 2021, impairments of operating right-of-use assets were recognized within restructuring charges for $24.8 million and $15.4 million, respectively, as part of an office consolidation program (see note 19 - Restructuring Charges).
The weighted average remaining lease term and weighted-average discount rate at December 31, 2022 were 6.90 years and 2.45%, respectively. The weighted average remaining lease term and weighted-average discount rate at December 31, 2021 were 6.91 years and 2.51%, respectively.
Future minimum lease payments under non-cancelable leases as of December 31, 2022 were as follows:

Minimum rental
payments
(in thousands)
2023	$47,479
2024	34,400
2025	25,045
2026	20,430
2027	17,249
Thereafter	45,065
Total future minimum lease payments	189,668
Lease imputed interest	(14,367)
Total	$175,301
Operating lease liabilities are presented as current and non-current. Operating lease liabilities of $43.7 million and $49.9 million have been included in other liabilities as at December 31, 2022 and December 31, 2021, respectively.